OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2020
Intangible assets other than goodwill [abstract]
OTHER INTANGIBLE ASSETS

NOTE 18 – OTHER INTANGIBLE ASSETS

Below is the detail of the balances of other intangible assets as of December 31, 2020 and 2019:

December 31, 2020

			Accumulated		Net book
Description	Cost		amortization		value

Licenses, software and information technology applications purchased	Ps.	2,426,710	Ps.	(951,712)	Ps.	1,474,998
Internally generated		773,409		(81,027)		692,382
Non-internally generated (1)		1,653,301		(870,685)		782,616

Other intangibles assets	Ps.	187,966	Ps.	(39,294)	Ps.	148,672
Internally generated		8,377		—		8,377
Non-internally generated (1)		179,589		(39,294)		140,295

Total	Ps.	2,614,676	Ps.	(991,006)	Ps.	1,623,670
(1)	Includes recognition of the business combination on Multi Financial Group, Inc., (see note 35). Licenses, software and information technology applications Ps. 61,650 and other intangibles Ps. 112,667.

December 31, 2019

			Accumulated		Net book
Description	Cost		amortization		value

Licenses, software and information technology applications purchased	Ps.	1,917,602	Ps.	(763,787)	Ps.	1,153,815
Internally generated		607,130		(71,431)		535,699
Non-internally generated		1,310,472		(692,356)		618,116

Other intangibles assets	Ps.	76,036	Ps.	(23,360)	Ps.	52,676
Internally generated		5,356		—		5,356
Non-internally generated		70,680		(23,360)		47,320

Total	Ps.	1,993,638	Ps.	(787,147)	Ps.	1,206,491